Document and Entity Information	12 Months Ended
Dec. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SAFEWAY INC
Entity Central Index Key	0000086144
Document Type	8-K
Document Period End Date	Dec 29, 2012
Amendment Flag	false

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Sales and other revenue	$ 37,533.6	$ 36,925.3	$ 34,784.8
Cost of goods sold	(27,671.3)	(27,022.2)	(24,953.6)
Gross profit	9,862.3	9,903.1	9,831.2
Operating and administrative expense	(9,190.3)	(9,220.9)	(9,062)
Operating profit	672	682.2	769.2
Interest expense	(301.7)	(269.5)	(296.4)
Other income, net	27.9	17.8	17.2
Income before income taxes	398.2	430.5	490
Income taxes	(123.4)	(78.7)	(169.5)
Income from continuing operations, net of tax	274.8	351.8	320.5
Income from discontinued operations, net of tax	323.3	166.4	270.1
Net income before allocation to noncontrolling interests	598.1	518.2	590.6
Noncontrolling interests	(1.6)	(1.5)	(0.8)
Net income attributable to Safeway Inc.	$ 596.5	$ 516.7	$ 589.8
Basic earnings per share:
Continuing operations (usd per share)	$ 1.1	$ 1.01	$ 0.85
Discontinued operations (usd per share)	$ 1.31	$ 0.48	$ 0.71
Total, Basic (usd per share)	$ 2.41	$ 1.49	$ 1.56
Diluted earnings per share:
Continuing operations (usd per share)	$ 1.1	$ 1.01	$ 0.84
Discontinued operations (usd per share)	$ 1.3	$ 0.48	$ 0.71
Total, Diluted (usd per share)	$ 2.4	$ 1.49	$ 1.55
Weighted average shares outstanding ��� basic (in shares)	245.6	343.4	378.3
Weighted average shares outstanding ��� diluted (in shares)	245.9	343.8	379.6